UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2007

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 94.8%
Air Freight & Logistics - 1.9%
Pacer International, Inc.	115,900	$2,725,968

Beverages - 3.0%
Hansen Natural Corp.*	97,900	4,207,742

Capital Markets - 4.4%
Affiliated Managers Group, Inc.*	33,200	4,274,832
Federated Investors Inc., Class B	49,700	1,905,001

		6,179,833

Chemicals - 3.0%
Praxair, Inc.	58,900	4,240,211

Construction Materials - 1.7%
Eagle Materials, Inc.	49,600	2,432,880

Consumer Finance - 2.2%
First Marblehead Corp.	79,200	3,060,288

Diversified Consumer Services - 3.4%
Strayer Education, Inc.	36,650	4,827,172

Electrical Equipment - 2.2%
Genlyte Group, Inc.*	38,800	3,047,352

Electronic Equipment & Instruments - 11.3%
Amphenol Corp.	99,800	3,557,870
Daktronics, Inc.	105,800	2,272,584
Itron, Inc.*	40,800	3,179,952
Mettler Toledo International, Inc.*	32,400	3,094,524
Rofin-Sinar Technologies, Inc.*	55,400	3,822,600

		15,927,530

Energy Equipment & Services - 4.5%
Superior Energy Services, Inc.*	157,600	6,291,392

Gas Utilities - 3.7%
Energen Corp.	32,900	1,807,526
Oneok, Inc.	67,500	3,402,675

		5,210,201

Health Care Equipment & Supplies - 4.2%
Cytyc Corp.*	58,600	2,526,246
Hospira, Inc.*	84,800	3,310,592

		5,836,838

Health Care Providers & Services - 7.8%
Coventry Health Care, Inc.*	66,450	3,830,842
DaVita, Inc.*	65,100	3,507,588
Laboratory Corp. of America Holdings*	46,500	3,639,090

		10,977,520

Household Products - 2.3%
Church & Dwight Co., Inc.	66,450	3,220,167

	Shares	Value

Insurance - 1.4%
Ambac Financial Group, Inc.	22,500	1,961,775

IT Services - 4.6%
Fiserv, Inc.*	57,000	3,237,600
Global Payments, Inc.	79,900	3,168,035

		6,405,635

Life Sciences – Tools & Services - 6.6%
Dionex Corp.*	60,700	4,309,093
Millipore Corp.*	42,700	3,206,343
Pharmaceutical Product Development, Inc.	47,400	1,813,998

		9,329,434

Machinery - 1.4%
Donaldson Co., Inc.	56,900	2,022,795

Media - 2.6%
Meredith Corp.	59,400	3,659,040

Metals & Mining - 2.5%
Reliance Steel & Aluminum Co.	61,800	3,476,868

Office Electronics - 2.0%
Xerox Corp.*	151,600	2,801,568

Oil, Gas & Consumable Fuels - 2.5%
St. Mary Land & Exploration Co.	94,800	3,471,576

Software - 6.6%
ANSYS, Inc.*	168,200	4,457,300
FactSet Research Systems, Inc.	70,900	4,846,015

		9,303,315

Specialty Retail - 4.4%
Group 1 Automotive, Inc.	66,300	2,674,542
Ross Stores, Inc.	113,900	3,508,120

		6,182,662

Thrifts & Mortgage Finance - 2.0%
FirstFed Financial Corp.*	50,200	2,847,846

Trading Companies & Distributors - 2.6%
WESCO International, Inc.*	60,100	3,633,045

Total Equity Securities (Cost $113,239,178)		133,280,653

	Principal
	Amount

High Social Impact Investments - 1.0%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	$1,419,488	1,366,356

Total High Social Impact Investments (Cost $1,419,488)		1,366,356

U.S. Government Agencies and Instrumentalities - 2.6%

Federal Home Loan Bank Discount Notes, 7/2/07	3,700,000	3,699,507

Total U.S. Government Agencies and Instrumentalities (Cost $3,699,507)		3,699,507

TOTAL INVESTMENTS (Cost $118,358,173) - 98.4%		138,346,516
Other assets and liabilities, net - 1.6%		2,222,059

NET ASSETS - 100%		$140,568,575

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	Restricted securities represent 1.0% of the net assets of the Fund.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05 - 7/3/06	$1,419,488
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 98.0%
Australia - 3.6%
Amcor Ltd.	211,791	$1,343,264
Australia & New Zealand Banking Group Ltd.	315,437	7,764,153
CSL Ltd.	29,095	2,173,873
OneSteel Ltd.	180,084	983,149
Origin Energy Ltd.	76,086	642,132
QBE Insurance Group Ltd.	212,210	5,621,519
Santos Ltd.	864,620	10,233,432

		28,761,522

Austria - 2.3%
Voestalpine AG	212,466	17,952,721

Belgium - 3.2%
Colruyt SA	6,708	1,405,586
Delhaize Group	40,493	3,988,139
Dexia SA	132,557	4,159,476
Fortis SA/NV	316,378	13,486,246
KBC Groep NV	14,925	2,018,190

		25,057,637

Canada - 2.9%
EnCana Corp.	21,400	1,318,347
IPSCO, Inc.	31,502	4,988,248
Teck Cominco Ltd., Class B	396,588	16,854,664

		23,161,259

Denmark - 0.1%
Topdanmark A/S*	2,850	487,733

Finland - 3.0%
Kesko Oyj, Class B	39,400	2,628,186
Metso Oyj	94,376	5,591,068
Rautaruukki Oyj	160,549	10,325,274
Stora Enso Oyj	260,190	4,917,661

		23,462,189

France - 11.6%
Air France-KLM	306,317	14,324,599
BNP Paribas SA	242,176	28,929,947
Business Objects SA*	79,836	3,153,841
Cap Gemini SA	45,257	3,326,641
CNP Assurances SA	9,446	1,212,561
Credit Agricole SA	312,391	12,750,360
Lafarge SA	14,755	2,700,963
Societe Generale Groupe	138,136	25,684,147

		92,083,059

Germany - 10.5%
Allianz SE	21,935	5,147,818
Beiersdorf AG	39,501	2,821,835
Deutsche Bank AG	178,734	26,051,158
Muenchener Rueckversicherungs AG	109,105	20,088,647
ProSiebenSat.1 Media AG, Preferred	8,690	343,995
Suedzucker AG	22,440	498,753
United Internet AG	18,452	385,918
Volkswagen AG	172,840	27,596,562

		82,934,686

	Shares	Value

Greece - 0.3%
Alpha Bank AE	10,536	331,889
National Bank of Greece SA	33,005	1,891,936

		2,223,825

Italy - 1.2%
Banca Popolare di Milano SCRL	34,298	524,899
UniCredito Italiano SpA	991,211	8,884,653

		9,409,552

Japan - 16.7%
Aisin Seiki Co. Ltd.	34,100	1,251,756
Amada Co. Ltd.	138,000	1,723,253
Brother Industries Ltd.	344,000	5,048,288
Canon, Inc.	453,100	26,546,031
Central Japan Railway Co.	1,093	11,514,120
East Japan Railway Co.	731	5,627,406
Eisai Co. Ltd.	78,000	3,400,510
FUJIFILM Holdings Corp.	25,300	1,129,638
Fujikura Ltd.	599,000	4,451,060
Kawasaki Kisen Kaisha Ltd.	148,000	1,807,350
KDDI Corp.	1,493	11,045,817
Kobe Steel Ltd.	503,000	1,907,573
Konami Corp.	17,500	400,612
Matsushita Electric Works Ltd.	62,000	791,799
Mazda Motor Corp.	1,064,067	6,061,660
Mitsubishi Chemical Holdings Corp.	1,001,500	9,186,808
Mitsui OSK Lines Ltd.	576,000	7,813,492
Mitsui Trust Holdings, Inc.	79,000	687,541
Nikon Corp.	508,000	14,160,852
Nisshin Steel Co. Ltd.	875,000	3,991,937
NSK Ltd.	87,000	899,575
NTT Data Corp.	1,022	4,844,779
Olympus Corp.	52,000	2,026,822
Ricoh Co. Ltd.	68,000	1,570,439
Santen Pharmaceutical Co. Ltd.	600	14,586
Stanley Electric Co. Ltd.	20,400	443,029
Suzuken Co. Ltd.	9,900	308,861
Tokyo Electron Ltd.	7	515
Toyo Seikan Kaisha Ltd.	84,200	1,623,889
Yamaha Motor Co. Ltd.	74,700	2,167,060

		132,447,058

Mexico - 0.5%
Empresas ESM, Contingent Deferred Distribution (b)(i)*	350,000	87,500
Grupo Financiero Banorte SAB de CV	252,472	1,157,703
Telefonos de Mexico SAB de CV	1,274,713	2,418,158

		3,663,361

Netherlands - 3.6%
ASML Holding NV*	56,259	1,559,218
ING Groep NV (CVA) (s)	613,309	27,188,270

		28,747,488

Norway - 1.3%
Orkla ASA	206,800	3,928,492
Petroleum Geo-Services ASA*	265,350	6,627,224

		10,555,716

Russia - 0.7%
Mobile TeleSystems OJSC (ADR)*	30,900	1,871,613
Vimpel-Communications (ADR)	36,100	3,803,496

		5,675,109

Singapore - 0.2%
Neptune Orient Lines Ltd.	134,000	464,153
Singapore Exchange Ltd.	168,942	1,082,041

		1,546,194

	Shares	Value

South Africa - 1.3%
ABSA Group Ltd.	17,432	325,381
BIDVest Group Ltd.	52,485	1,072,795
Community Growth Fund*	894,098	994,409
FirstRand Ltd.	449,262	1,441,210
Investec Ltd.	42,935	556,418
MTN Group Ltd.	62,674	857,597
Pick’n Pay Holdings Ltd.	61,200	130,305
Spar Group Ltd.	33,000	248,261
Telkom South Africa Ltd.	180,407	4,568,433
VenFin Ltd.	55,800	184,152

		10,378,961

South Korea - 3.1%
Kookmin Bank (ADR)	52,000	4,561,440
KT Corp. (ADR)	864,500	20,281,170

		24,842,610

Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA	402,186	9,895,988
Gas Natural SDG SA	22,040	1,344,738
Iberia Lineas Aereas de Espana SA	112,618	563,340
Repsol YPF SA	467,195	18,475,018

		30,279,084

Sweden - 1.4%
Nordea Bank AB	5,100	80,063
Skandinaviska Enskilda Banken AB	47,600	1,543,164
SKF AB	17,827	376,182
SSAB Svenskt Stal AB	216,311	8,923,786

		10,923,195

Switzerland - 2.7%
Credit Suisse Group	115,821	8,264,819
Geberit AG	20,020	3,418,168
Roche Holding AG	25,240	4,482,621
Swatch Group AG	3,055	871,003
Swiss Reinsurance Group	11,319	1,034,716
Zurich Financial Services AG	10,237	3,171,622

		21,242,949

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	757,372	8,429,553
United Microelectronics Corp. (ADR)	1,079,800	3,692,916

		12,122,469

United Kingdom - 17.8%
3i Group plc	178,566	4,173,174
Aegis Group plc	446,172	1,230,685
Aviva plc	341,933	5,099,925
Barclays plc	360,574	5,034,374
Barratt Developments plc	29,130	580,272
BG Group plc	201,954	3,328,142
British Airways plc*	998,723	8,384,599
British Land Co. plc	68,790	1,849,149
BT Group plc	4,193,031	27,968,008
Centrica plc	619,567	4,828,599
Compass Group plc	270,684	1,877,442
DSG International plc	73,989	235,551
Firstgroup plc	37,796	506,482
GlaxoSmithKline plc	55,004	1,439,947
Hays plc	318,137	1,092,915
HBOS plc	392,815	7,765,805
Home Retail Group plc	196,036	1,805,055
IMI plc	159,209	1,901,915

	Shares	Value

International Power plc	201,191	1,733,459
Invesco plc	231,183	2,998,239
J Sainsbury plc	199,611	2,340,512
Legal & General Group plc	436,907	1,315,563
Lloyds TSB Group plc	214,762	2,395,378
Man Group plc	627,984	7,671,984
Marks & Spencer Group plc	53,013	667,858
Michael Page International plc	52,887	557,524
Next plc	278,178	11,211,004
Northern Foods plc	679,817	1,622,859
Persimmon plc	61,871	1,437,267
Reckitt Benckiser plc	33,537	1,840,023
Royal Bank of Scotland Group plc	1,525,202	19,367,470
Scottish & Southern Energy plc	118,360	3,440,449
Tate & Lyle plc	194,843	2,218,158
United Business Media plc	34,177	545,058
United Utilities plc	56,601	805,598

		141,270,442

United States - 4.7%
AGL Resources, Inc.	6,700	271,216
Alberto-Culver Co.	10,700	253,804
Big Lots, Inc.*	19,100	561,922
Continental Airlines, Inc., Class B*	204,900	6,939,963
Cummins, Inc.	28,400	2,874,364
Distributed Energy Systems Corp.*	308,138	400,579
Dollar Tree Stores, Inc.*	12,700	553,085
Evergreen Solar, Inc.*	1,400	13,020
FirstFed Financial Corp.*	7,600	431,148
Global Payments, Inc.	12,700	503,555
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	400,000
Golden Telecom, Inc.	22,900	1,259,729
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common, Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	674
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Mayer Laboratories, Inc. Warrants (strike price $6.50/share, expires 12/31/07) (b)(i)*	11,538	—
OSI Pharmaceuticals, Inc.*	41,400	1,499,094
Parker Hannifin Corp.	13,000	1,272,830
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	140,136
Series B, Preferred (b)(i)*	20,000	73,964
Series C, Preferred (b)(i)*	239,566	299,458
Series C, Preferred, Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
RF Technology, Inc. (b)(i)*	365,374	—
Reliance Steel & Aluminum Co.	83,900	4,720,214
Ryder System, Inc.	2,100	112,980
Safeco Corp.	3,600	224,136
SMARTTHINKING, Inc.:
Series 1-A, Preferred (b)(i)*	104,297	172,388
Series 1-B, Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
TEREX Corp.*	68,900	5,601,570
Tidewater, Inc.	82,000	5,812,160
Unit Corp.*	5,800	364,878
US Airways Group, Inc.*	17,400	526,698
WR Berkley Corp.	46,500	1,513,110

		37,261,009

Total Equity Securities (Cost $639,797,270)		776,489,828

	Adjusted
	Basis

Limited Partnership Interest - 0.3%
Balkan Financial Sector Equity Fund CV (b)(i)*	$245,875	207,606
China Environment Fund 2004 (b)(i)*	203,203	177,675
SAM Sustainability Private Equity Fund (b)(i)*	832,952	630,740
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	353,848	359,963
SEAF India International Growth Fund LLC (b)(i)*	298,932	285,922
ShoreCap International LLC (b)(i)*	571,524	671,572
Terra Capital Investors (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $2,975,924)		2,333,479

	Principal
	Amount

Corporate Notes - 0.0%
Mayer Laboratories, Inc., 6.00%, 12/31/10 (b)(i)	$83,268	20,817

Total Corporate Notes (Cost $83,268)		20,817

Certificates of Deposit - 0.0%

Self Help Credit Union, 5.10%, 2/22/08 (b)(k)	100,000	99,580
ShoreBank & Trust Co., 4.80%, 3/15/08 (b)(k)	100,000	99,610

Total Certificates of Deposit (Cost $200,000)		199,190

High Social Impact Investments - 0.6%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	4,431,583	4,265,709

Total High Social Impact Investments (Cost $4,431,583)		4,265,709

U.S. Government Agencies and Instrumentalities - 0.4%

Federal Home Loan Bank Discount Notes, 7/2/07	3,400,000	3,399,547

Total U.S. Government Agencies and Instrumentalities (Cost $3,399,547)		3,399,547

TOTAL INVESTMENTS (Cost $650,887,592) - 99.3%		786,708,570
Other assets and liabilities, net - 0.7%		5,436,416

NET ASSETS - 100%		$792,144,986

Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation

*	Non-income producing security.

(a)	Affiliated company.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 1.0% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate period end.

(s)	114,000 shares of ING Groep NV have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Balkan Financial Sector Equity Fund CV, LP	1/12/06 - 6/20/07	$245,875
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05-7/3/06	4,431,583
China Environment Fund 2004, LP	9/15/05 - 4/16/07	203,203
Empresas ESM, Contingent Deferred Distribution	11/2/06	350,000
GNet Defta Development Holdings LLC	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/04	—
Series B, Preferred	10/21/04-10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc.:
Note, 6.00%, 12/31/10	12/31/96	83,268
Warrants (strike price $6.50/share, expires 12/31/07)	1/21/03	—
Powerspan Corp:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04	273,105
Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/04	—
RF Technology, Inc.	7/16/99 - 3/23/01	299,990
SAM Sustainability Private Equity Fund, LP	7/19/01 - 2/12/07	832,952
SEAF Central & Eastern European Growth Fund LLC, LP	8/10/00 - 2/23/06	353,848
SEAF India International Growth Fund LLC, LP	3/22/05 - 3/29/07	298,932
ShoreCap International LLC, LP	8/12/04 - 5/22/07	571,524
SMARTHINKING, Inc.:
Series 1-A, Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital Investors, LP	11/23/98 - 3/14/06	469,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 85.1%
Australia - 4.5%
Cochlear Ltd.	650	$33,665
CSL Ltd.	680	50,807
QBE Insurance Group Ltd.	960	25,431
Sonic Healthcare Ltd.	1,670	21,354

		131,257

Austria - 2.7%
Erste Bank der Oesterreichischen Sparkassen AG	510	39,853
Telekom Austria AG	1,540	38,517

		78,370

Bermuda - 2.2%
Aquarius Platinum Ltd.	890	27,923
China Hongxing Sports Ltd.	28,000	16,470
Hiscox Ltd.	3,570	20,428

		64,821

Brazil - 3.0%
Companhia Energetica de Minas Gerais (ADR)	1,200	25,320
Diagnosticos da America SA	1,300	28,678
Natura Cosmeticos SA	2,200	31,899

		85,897

Canada - 2.6%
Canadian Tire Corp. Ltd.	270	21,338
Carmanah Technologies Corp.*	9,150	21,422
Shoppers Drug Mart Corp.	680	31,546

		74,306

China - 1.8%
China Sun Bio-chem Technology Group Co. Ltd.	34,000	15,777
JA Solar Holdings Co. Ltd. (ADR)*	680	22,936
Suntech Power Holdings Co. Ltd. (ADR)*	400	14,588

		53,301

Denmark - 2.2%
TrygVesta AS	550	43,265
William Demant Holding	200	19,875

		63,140

Finland - 1.4%
Lassila & Tikanoja Oyj	1,180	40,042

France - 4.3%
Accor SA	550	48,868
Cie Generale d’Optique Essilor International SA	270	32,257
Vallourec	130	41,866

		122,991

Germany - 6.6%
Adidas AG	400	25,298
Celesio AG	500	32,541
Continental AG	150	21,180
Hypo Real Estate Holding AG	920	59,714
Rhoen Klinikum AG	330	19,974
Solarworld AG	680	31,441

		190,148

	Shares	Value

Greece - 0.9%
Alpha Bank AE	800	25,200

Hong Kong - 0.5%
Cheuk Nang Holdings Ltd.	15,000	15,252

Hungary - 0.4%
OTP Bank Nyrt	200	11,653

Isle of Man - 0.7%
Trading Emissions plc*	7,390	21,162

Italy - 1.0%
Landi Renzo SpA*	4,800	27,774

Japan - 14.3%
Asahi Pretec Corp.	1,300	36,238
Benesse Corp.	800	23,143
Central Glass Co. Ltd.	5,000	27,916
Daiwa House Industry Co. Ltd.	3,000	42,835
Fanuc Ltd.	400	41,230
Ito En Ltd.	1,200	39,382
Ryohin Keikaku Co. Ltd.	400	24,732
Shimano, Inc.	1,200	41,133
Shiseido Co. Ltd.	2,000	42,624
Sumitomo Chemical Co. Ltd.	3,000	20,129
Sumitomo Realty & Development Co. Ltd.	1,000	32,576
Ulvac, Inc.	600	21,539
USS Co. Ltd.	320	20,356

		413,833

Luxembourg - 1.9%
Oriflame Cosmetics SA (ADR)	1,200	56,515

Mexico - 2.3%
Alsea SAB de CV	18,900	33,279
Banco Compartamos SA de CV*	1,900	11,885
Urbi Desarrollos Urbanos SA de CV*	4,900	22,592

		67,756

Netherlands - 1.9%
Qiagen NV*	1,150	20,678
TomTom NV*	680	34,870

		55,548

New Zealand - 0.4%
Contact Energy Ltd.	1,550	10,794

Norway - 4.9%
Petroleum Geo-Services ASA	850	21,229
ProSafe SE	2,000	32,057
Tomra Systems ASA	5,000	43,845
Yara International ASA	1,500	45,286

		142,417

Philippines - 0.5%
Manila Water Co., Inc.	55,000	14,855

Portugal - 0.9%
Sonae SGPS SA	8,860	25,154

Singapore - 1.1%
ComfortDelgro Corp. Ltd.	15,000	21,371
Hyflux Ltd.	6,000	11,490

		32,861

	Shares	Value

Spain - 2.3%
Acciona SA	100	27,350
Ebro Puleva SA	1,850	39,943

		67,293

Sweden - 1.2%
Svenska Cellulosa AB	2,000	33,588

		33,588

Switzerland - 2.5%
Adecco SA	560	43,438
Swatch Group AG	530	30,091

		73,529

United Kingdom - 10.3%
ARM Holdings plc	5,490	16,134
Associated British Foods plc	1,100	19,595
Cairn Energy plc	860	30,433
Cattles plc	1,830	14,391
Ceres Power Holdings plc*	2,230	12,973
Firstgroup plc	2,460	32,965
Johnson Matthey plc	490	16,632
Land Securities Group plc	540	18,881
Legal & General Group plc	8,300	24,992
Severn Trent plc	640	17,756
SSL International plc	2,360	20,677
Wolseley plc	2,060	49,672
Workspace Group plc	3,060	24,569

		299,670

United States - 5.8%
Autoliv, Inc.	500	28,435
DaVita, Inc.*	370	19,936
Energy Conversion Devices, Inc.*	660	20,341
Evergreen Solar, Inc.*	1,810	16,833
Ormat Technologies, Inc.	480	18,086
Resmed, Inc.*	5,540	22,719
Scholastic Corp.*	640	23,002
Tim Hortons, Inc.	640	19,768

		169,120

Total Equity Securities (Cost $2,463,369)		2,468,247

	Principal
	Amount

U.S. Government Agencies And Instrumentalities - 20.7%
Federal Home Loan Bank Discount Notes, 7/2/07	$600,000	599,920

Total U.S. Government Agencies And Instrumentalities (Cost $599,920)		599,920

TOTAL INVESTMENTS (Cost $3,063,289) - 105.8%		3,068,167
Other assets and liabilities, net — (5.8%)		(169,314)

NET ASSETS - 100%		$2,898,853

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity and Capital Accumulation each offer Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2007:

		% of Net
	Total Investments	Assets

Capital Accumulation	$1,366,356	1.0%
International Equity	8,457,649	1.1%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Forward Currency Contracts: The Fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2007, and net realized capital loss carry forwards as of September 30, 2006 with expiration dates:

	International	Capital	International
	Equity	Accumulation	Opportunities

Federal income tax cost of investments	$649,950,293	$118,430,209	$3,063,289

Unrealized appreciation	146,783,917	25,529,987	54,940

Unrealized depreciation	(10,025,640)	(5,613,680)	(50,062)

Net unrealized appreciation/ (depreciation)	$136,758,277	$19,916,307	$4,878

Capital Loss Carryforwards

	International	Capital
Expiration Date	Equity	Accumulation

30-Sep-09	$269,613	—
30-Sep-11	—	$1,854,355

	$269,613	$1,854,355

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $269,613 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$400,000
SEAF Central & Eastern European Growth Fund LLC	353,848	359,963

TOTALS	$753,848	$759,963
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,559,528 at June 30, 2007.
NOTE E – SUBSEQUENT EVENT
Effective July 31, 2007, the International Opportunities Fund began to offer Class C shares. Class C shares are sold without a front-end sales charge and with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 28, 2007

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 28, 2007